Risk management - EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Woori Venture Partners Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	₩ 668	₩ 705
Change in NII	[2]	2,897	3,231
Woori Bank
Statement One [Line Items]
Change in EVE	[1]	488,658	952,830
Change in NII	[2]	685,472	668,290
Woori Card Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	106,003	120,153
Change in NII	[2]	53,435	79,515
Woori Financial Capital Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	65,780	67,877
Change in NII	[2]	9,773	16,151
Woori Investment Securities Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	93,763	29,325
Change in NII	[2]	90,407	24,911
Woori Asset Trust Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	716	1,817
Change in NII	[2]	4,982	12,802
Woori Asset Management Corp.
Statement One [Line Items]
Change in EVE	[1]	1,134	504
Change in NII	[2]	1,653	1,682
Woori Savings Bank
Statement One [Line Items]
Change in EVE	[1]	29,858	15,117
Change in NII	[2]	340	4,537
Woori Private Equity Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	6	17
Change in NII	[2]	354	338
Woori Financial F&I Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	86,260	97,936
Change in NII	[2]	₩ 8,891	₩ 6,858

[1]	ΔEVE: change in Economic Value of Equity
[2]	ΔNII: change in Net Interest Income